CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2025	Jun. 30, 2025	Jun. 30, 2024
Current asset:
Cash and cash equivalents	$ 1,175,539	$ 1,021,112	$ 279,137
Deposits with banks	776,484	1,276,484	2,000,000
Accounts receivable	188,419	188,415	66,749
Inventories	284,354	284,561	309,144
Amount due from related party	0	100	100
Prepaid share-based compensation-nonemployees	287,669	455,291	135,144
Prepayments	43,236	46,605	26,507
Other receivables and deposits	16,151	15,647	6,862
Total current assets before discontinued operation items	2,771,852	3,288,215	2,823,643
Assets held for sale	4,000	4,000	606,043
Total current assets	2,775,852	3,292,215	3,429,686
Non-current assets:
Total current assets	2,775,852	3,292,215	3,429,686
Property, plant and equipment, net	1,524,516	1,574,984	2,916,006
Right of use assets, net	481,205	518,375	509,482
Intangible assets	33,513,991	33,503,771	33,160,631
Security deposit	80,000	80,000	80,000
Prepaid share-based compensation- nonemployees	122,950	126,047	65,522
Total non-current assets	35,722,662	35,803,177	36,731,641
TOTAL ASSETS	38,498,514	39,095,392	40,161,327
Total non-current assets	35,722,662	35,803,177	36,731,641
Current liabilities:
TOTAL ASSETS	38,498,514	39,095,392	40,161,327
Accounts payable	50,377	55,092	91,533
Other payables	639,444	545,963	461,012
Deposit and accrued liabilities	87,912	371,837	83,671
Accrued share-based compensation for nonemployee	71,260	44,288	139,191
Accrued share-based compensation for employee	81,343	44,877	135,679
Finance lease liabilities		0	22,323
Finance lease liabilities - assets held for sale		0	603,252
Current portion of operating lease liabilities	39,145	38,311	24,881
Bank loan		0	211,440
Promissory notes to related party		0	591,170
Amount due to a director	107,830	209,640	4,188
Amount due to related parties	325,125	324,974	385,550
Total current liabilities	1,402,436	1,634,982	2,753,890
Total current liabilities	1,402,436	1,634,982	2,753,890
Non-current liabilities:
Finance lease liabilities		0	86,565
Operating lease liabilities, net of current portion	81,534	91,639	4,602
Total non-current liabilities	81,534	91,639	91,167
Total non-current liabilities	81,534	91,639	91,167
TOTAL LIABILITIES	1,483,970	1,726,621	2,845,057
TOTAL LIABILITIES	1,483,970	1,726,621	2,845,057
STOCKHOLDERS' EQUITY
Preferred stock, $0.001 par value, 50,000,000 shares authorized, none issued and outstanding	0	0	0
Common stock, $0.001 par value; 10,000,000,000 shares authorized; 1,269,280,891 and 1,262,680,891 issued and outstanding as of September 30, 2025 and June 30, 2025	1,269,280	1,262,680	1,221,346
Additional paid-in capital	55,107,504	54,530,117	49,647,034
Accumulated other comprehensive loss	(179,468)	(160,809)	(71,906)
Accumulated deficit	(19,182,736)	(18,263,181)	(13,480,204)
Stockholders' equity Before Non controlling interest	37,014,580	37,368,807	37,316,270
Stockholders' equity Before Non controlling interest	37,014,580	37,368,807	37,316,270
Non-controlling interest	(36)	(36)	0
Stockholders' equity	37,014,544	37,368,771	37,316,270
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	38,498,514	39,095,392	40,161,327
Stockholders' equity	37,014,544	37,368,771	37,316,270
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 38,498,514	$ 39,095,392	$ 40,161,327